Note A - The Company and Summary of Significant Accounting Policies (Details) - Share-Based Compensation Expenses for Continuing Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 12,447	$ 20,741	$ 49,842	$ 57,180
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	11,121	2,223	22,502	12,054
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 1,326	$ 18,518	$ 27,340	$ 45,126